                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-07943

                          Nuveen Multistate Trust III
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

   $   2,000 Cartersville Development Authority, Georgia, Water and        5/07 at 101.00          A+ $      2,048,560
              Wastewater Facilities Revenue Refunding Bonds, Anheuser
              Busch Companies Inc., Series 1997, 6.125%, 5/01/27
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.5%

             Bulloch County Development Authority, Georgia, Student
             Housing and Athletic Facility Lease Revenue Bonds, Georgia
             Southern University, Series 2004:
       1,625  5.250%, 8/01/22 - XLCA Insured                               8/14 at 100.00         Aaa        1,749,621
       1,700  5.250%, 8/01/23 - XLCA Insured                               8/14 at 100.00         Aaa        1,827,993

       1,235 Carrollton Payroll Development Authority, Georgia, Revenue    8/14 at 100.00         AAA        1,333,170
              Anticipation Certificates, University of West Georgia,
              Campus Center Project, Series 2004, 5.250%, 8/01/23 - MBIA
              Insured

       1,400 Carrollton Payroll Development Authority, Georgia, Student    9/14 at 100.00         Aaa        1,473,010
              Housing Revenue Bonds, University of West Georgia, Series
              2004A, 5.000%, 9/01/21 - XLCA Insured

       3,000 Fulton County Development Authority, Georgia, Revenue         4/12 at 100.00         AAA        3,148,920
              Bonds, Georgia Tech Athletic Association, Series 2001,
              5.125%, 10/01/32 - AMBAC Insured

       1,835 Fulton County Development Authority, Georgia, Revenue         5/14 at 100.00         AAA        1,998,976
              Bonds, Georgia Tech Molecular Science Building, Series
              2004, 5.250%, 5/01/17 - MBIA Insured

         270 Private Colleges and Universities Authority, Georgia,        11/06 at 100.00         AAA          273,272
              Revenue Bonds, Spelman College, Series 1994, 6.200%,
              6/01/14 - FGIC Insured

       3,535 Savannah Economic Development Authority, Georgia, Revenue     7/15 at 100.00         AAA        3,732,359
              Bonds, Armstrong Atlantic State University, Compass Point
              LLC Project, Series 2005, 5.000%, 7/01/25 - XLCA Insured

       2,190 Savannah Economic Development Authority, Georgia, Revenue    12/15 at 100.00         AAA        2,284,586
              Bonds, Armstrong Center LLC, Series 2005A, 5.000%,
              12/01/34 - XLCA Insured
----------------------------------------------------------------------------------------------------------------------
      16,790 Total Education and Civic Organizations                                                        17,821,907
----------------------------------------------------------------------------------------------------------------------
             Health Care - 20.5%

       3,150 Baldwin County Hospital Authority, Georgia, Revenue Bonds,   12/08 at 102.00         BB+        2,989,224
              Oconee Regional Medical Center, Series 1998, 5.375%,
              12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia,         7/11 at 101.00          A-        4,576,740
              Hospital Revenue Improvement Bonds, Memorial Health
              University Medical Center Inc., Series 2001A, 6.125%,
              1/01/24

       6,000 Clarke County Hospital Authority, Georgia, Hospital Revenue   1/09 at 101.00         AAA        6,218,520
              Certificates, Athens Regional Medical Center Project,
              Series 1999, 5.250%, 1/01/29 - MBIA Insured

             Coffee County Hospital Authority, Georgia, Revenue Bonds,
             Coffee County Regional Medical Center, Series 2004:
       1,885  5.000%, 12/01/16                                            12/14 at 100.00        BBB+        1,947,525
       1,000  5.000%, 12/01/26                                            12/14 at 100.00        BBB+        1,017,170

       1,145 Floyd County Hospital Authority, Georgia, Revenue             7/13 at 101.00         Aaa        1,213,437
              Anticipation Certificates, Floyd Medical Center, Series
              2003, 5.000%, 7/01/20 - MBIA Insured

       3,000 Gainesville and Hall County Hospital Authority, Georgia,      5/11 at 100.00          A-        3,118,650
              Revenue Anticipation Certificates, Northeast Georgia
              Health Services Inc., Series 2001, 5.500%, 5/15/31

       7,150 Gwinnett County Hospital Authority, Georgia, Revenue          2/12 at 102.00         AAA        7,641,062
              Anticipation Certificates, Gwinnett Hospital System Inc.
              Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

       1,625 Henry County Hospital Authority, Georgia, Revenue             7/14 at 101.00         Aaa        1,727,700
              Certificates, Henry Medical Center, Series 2004,
              5.000%, 7/01/21 - MBIA Insured

       2,240 Richmond County Development Authority, Georgia, Revenue      12/14 at 100.00         AAA        2,361,811
              Bonds, Medical College of Georgia, Cancer Research Center
              Project, Series 2004A, 5.000%, 12/15/24 - AMBAC Insured

       2,250 Royston Hospital Authority, Georgia, Revenue Anticipation     7/09 at 102.00         N/R        2,323,935
              Certificates, Ty Cobb Healthcare System Inc., Series 1999,
              6.500%, 7/01/27

       3,250 Savannah Hospital Authority, Georgia, Revenue Bonds, St.      1/14 at 100.00          AA        3,434,925
              Joseph's/Candler Health System, Series 2003, 5.250%,
              7/01/23 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------
      36,895 Total Health Care                                                                              38,570,699
----------------------------------------------------------------------------------------------------------------------

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1

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 6.3%

   $   1,400 DeKalb County Housing Authority, Georgia, Multifamily        12/11 at 100.00         AAA $      1,445,024
              Housing Revenue Bonds, Green of Stonecrest Apartments,
              Series 2001A-1, 5.550%, 12/01/34 - AMBAC Insured
              (Alternative Minimum Tax)

       5,000 Fulton County Development Authority, Georgia, Revenue         9/11 at 102.00         AAA        5,354,750
              Bonds, Georgia State University - TUFF/Atlanta Housing
              LLC, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

       4,715 Lawrenceville Housing Authority, Georgia, FNMA Multifamily      No Opt. Call         AAA        5,104,836
              Housing Revenue Bonds, Knollwood Park Apartments, Series
              1997, 6.250%, 12/01/29 (Mandatory put 6/01/15)
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      11,115 Total Housing/Multifamily                                                                      11,904,610
----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 2.7%

       1,325 Georgia Housing and Finance Authority, Single Family         12/11 at 100.00         AAA        1,369,348
              Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
              (Alternative Minimum Tax)

       3,555 Georgia Housing and Finance Authority, Single Family         12/10 at 100.00         AAA        3,756,924
              Mortgage Resolution 1 Bonds, Series 2001A-2, 5.700%,
              12/01/31 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
       4,880 Total Housing/Single Family                                                                     5,126,272
----------------------------------------------------------------------------------------------------------------------
             Materials - 3.1%

       1,500 Effingham County Industrial Development Authority, Georgia,   6/11 at 101.00          B2        1,576,395
              Pollution Control Revenue Refunding Bonds, Georgia-Pacific
              Project, Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia,               2/12 at 101.00         BBB        2,136,060
              Environmental Improvement Revenue Refunding Bonds,
              International Paper Company, Series 2002A, 6.000%, 2/01/25
              (Alternative Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution     No Opt. Call        Baa3        1,116,540
              Control Revenue Bonds, Union Camp Corporation, Series
              1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution       11/06 at 100.00         Baa        1,000,620
              Control Revenue Refunding Bonds, ITT Rayonier Inc., Series
              1993, 6.100%, 11/01/07
----------------------------------------------------------------------------------------------------------------------
       5,500 Total Materials                                                                                 5,829,615
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 7.4%

       3,000 Forsyth County School District, Georgia, General Obligation   2/15 at 100.00         AAA        3,176,220
              Bonds, Series 2005, 5.000%, 2/01/25 - MBIA Insured

       3,630 Georgia, General Obligation Bonds, Series 2002D, 5.000%,      8/12 at 100.00         AAA        3,851,829
              8/01/18

       2,500 Georgia, General Obligation Bonds, Series 2005B, 5.000%,        No Opt. Call         AAA        2,739,900
              7/01/15

       1,500 Puerto Rico, General Obligation and Public Improvement        7/14 at 100.00         BBB        1,588,200
              Bonds, Series 2004A, 5.250%, 7/01/23

       2,500 Wayne County Hospital Authority, Georgia, Hospital Revenue    3/16 at 100.00         Aaa        2,630,325
              Bonds, Series 2006, 5.000%, 3/01/23 - XLCA Insured
----------------------------------------------------------------------------------------------------------------------
      13,130 Total Tax Obligation/General                                                                   13,986,474
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.9%

       3,310 Atlanta, Georgia, Downtown Development Authority, Revenue     6/16 at 100.00         AAA        3,475,235
              Bonds, Downtown Parking Deck, Series 2006A, 5.000%,
              12/01/31 - MBIA Insured

         435 Burke County Development Authority, Georgia, Industrial       2/07 at 100.00          A3          436,183
              Development Revenue Bonds, Georgia Safe Corporation
              Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum
              Tax)

         960 Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb       1/14 at 100.00         AAA        1,016,995
              County, Georgia, Revenue Bonds, Performing Arts Center,
              Series 2004, 5.000%, 1/01/22

       1,605 Macon-Bibb County Urban Development Authority, Georgia,       8/12 at 101.00           A        1,702,391
              Revenue Bonds, City of Macon Projects, Series 2002A,
              5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call          AA        3,227,723
              Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%,
              7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia,          No Opt. Call         AAA          587,760
              Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%,
              7/01/20 - AMBAC Insured

       3,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA        3,331,980
              Government Facilities Revenue Bonds, Series 2003H, 5.250%,
              7/01/15 - FGIC Insured

----
2

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)                Value
-----------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

   $   1,000 Puerto Rico, Highway Revenue Bonds, Highway and                 No Opt. Call         AAA     $      1,190,660
              Transportation Authority, Series 1996Z, 6.000%, 7/01/18 -
              FSA Insured
-----------------------------------------------------------------------------------------------------------------------------
      13,575 Total Tax Obligation/Limited                                                                       14,968,927
-----------------------------------------------------------------------------------------------------------------------------
             Transportation - 3.8%

       1,000 Atlanta, Georgia, Airport Facilities Revenue Refunding        1/07 at 101.00         AAA            1,014,400
              Bonds, Series 1996, 5.250%, 1/01/10 - AMBAC Insured

       5,835 Atlanta, Georgia, Airport Passenger Facilities Charge         1/15 at 100.00         AAA            6,066,358
              Revenue Bonds, Series 2004J, 5.000%, 1/01/34 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------
       6,835 Total Transportation                                                                                7,080,758
-----------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 11.6% (3)

       1,015 Atlanta, Georgia, Water and Wastewater Revenue Bonds,         5/09 at 101.00         AAA            1,061,375
              Series 1999A, 5.000%, 11/01/38 (Pre-refunded 5/01/09) -
              FGIC Insured

         420 Cherokee County Water and Sewerage Authority, Georgia,        2/07 at 100.00         AAA              453,835
              Revenue Bonds, Series 1985, 9.750%, 8/01/09 - MBIA Insured
              (ETM)

       3,750 Coweta County Development Authority, Georgia, Revenue         1/13 at 100.00         Aaa            4,078,613
              Bonds, Newnan Water and Sewer, and Light Commission
              Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded
              1/01/13) - FGIC Insured

       1,355 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00         Aaa            1,469,769
              Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)

       2,750 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/10 at 101.00          AA (3)        2,960,238
              Series 2000, 5.375%, 10/01/35 (Pre-refunded 10/01/10)

       4,000 Fulton County Housing Authority, Georgia, Multifamily         7/08 at 100.00         AAA            4,180,840
              Housing Revenue Bonds, Concorde Place Apartments Project,
              Series 1996A, 6.375%, 1/01/27 (Pre-refunded
              7/01/08) (Alternative Minimum Tax)

       1,000 Private Colleges and University Facilities Authority,           No Opt. Call         AAA            1,175,840
              Georgia, Revenue Bonds, Mercer University, Series 1991,
              6.500%, 11/01/15 - MBIA Insured (ETM)

       5,000 Rockdale County Water and Sewerage Authority, Georgia,        1/10 at 101.00         AAA            5,324,650
              Revenue Bonds, Series 1999A, 5.375%, 7/01/29 (Pre-refunded
              1/01/10) - MBIA Insured

       1,055 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds,   7/08 at 102.00         AAA            1,106,579
              Series 1997, 5.250%, 7/01/27 (Pre-refunded 7/01/08) - FGIC
              Insured
-----------------------------------------------------------------------------------------------------------------------------
      20,345 Total U.S. Guaranteed                                                                              21,811,739
-----------------------------------------------------------------------------------------------------------------------------
             Utilities - 7.6%

         465 Camden County Solid Waste Management Authority, Georgia,      3/12 at 100.00         Aaa              492,816
              Revenue Bonds, Series 2002, 5.000%, 3/01/21 - MBIA Insured

       2,110 Fairburn, Georgia, Combined Utility Revenue Bonds, Series    10/10 at 101.00         BBB            2,218,834
              2000, 5.750%, 10/01/20

       1,500 Georgia Municipal Electric Authority, General Power Revenue   1/15 at 100.00          A+            1,761,060
              Bonds, Series 1992B, 6.375%, 1/01/16

       1,000 Georgia Municipal Electric Authority, General Power Revenue   1/10 at 100.00         AAA            1,063,640
              Bonds, Series 1993Z, 5.500%, 1/01/12 - FSA Insured

             Monroe County Development Authority, Georgia, Pollution
             Control Revenue Bonds, Oglethorpe Power Corporation -
             Scherer Plant, Series 1992A:
         500  6.750%, 1/01/10                                                No Opt. Call           A              544,025
       1,000  6.800%, 1/01/12                                                No Opt. Call           A            1,131,830

       3,000 Municipal Electric Authority of Georgia, Project One          1/13 at 100.00         AAA            3,154,380
              Subordinated Lien Revenue Bonds, Series 2003A, 5.000%,
              1/01/22 - MBIA Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/14 at 100.00         AAA            2,122,900
              Series 2004PP, 5.000%, 7/01/23 - FGIC Insured

       1,675 Summerville, Georgia, Combined Public Utility System          1/12 at 101.00        Baa3            1,784,344
              Revenue Refunding and Improvement Bonds, Series 2002,
              5.750%, 1/01/22
-----------------------------------------------------------------------------------------------------------------------------
      13,250 Total Utilities                                                                                    14,273,829
-----------------------------------------------------------------------------------------------------------------------------

----
3

Portfolio of Investments (Unaudited)
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 15.0%

   $   7,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,           No Opt. Call         AAA $      7,951,721
              Series 1999A, 5.500%, 11/01/22 - FGIC Insured

       2,185 Augusta, Georgia, Water and Sewerage Revenue Bonds, Series   10/12 at 100.00         AAA        2,367,185
              2002, 5.375%, 10/01/19 - FSA Insured

             Brunswick, Georgia, Water and Sewerage Revenue Refunding
             and Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11 - MBIA Insured                                No Opt. Call         AAA          535,805
         400  6.100%, 10/01/19 - MBIA Insured                                No Opt. Call         AAA          475,128

             Columbia County, Georgia, Water and Sewerage Revenue Bonds,
             Series 2004:
       1,000  5.000%, 6/01/20 - FSA Insured                                6/14 at 100.00         AAA        1,064,300
       1,000  5.000%, 6/01/22 - FSA Insured                                6/14 at 100.00         AAA        1,059,520

       1,000 Conmmerce, Georgia, Water and Sewer Revenue Bonds, Series    12/15 at 100.00         Aaa        1,062,700
              2006, 5.000%, 12/01/25 - FSA Insured

         145 Coweta County Water and Sewer Authority, Georgia, Revenue     6/11 at 102.00         Aaa          154,603
              Bonds, Series 2001, 5.250%, 6/01/26

       1,000 DeKalb County, Georgia, Water and Sewer Revenue Bonds,       10/16 at 100.00         AAA        1,053,820
              Series 2006A, 5.000%, 10/01/35 - FSA Insured

       2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,    10/13 at 100.00          AA        2,633,100
              Series 2003A, 5.000%, 10/01/23

       1,000 Douglasville-Douglas County Water and Sewer Authority,       12/15 at 100.00         AAA        1,050,170
              Georgia, Water and Sewer Revenue Bonds, Series 2005,
              5.000%, 6/01/29 - MBIA Insured

       1,175 Fayette County, Georgia, Water Revenue Bonds, Series 2002,   10/12 at 100.00         AAA        1,244,031
              5.000%, 10/01/20 - FSA Insured

         970 Fulton County, Georgia, Water and Sewerage Revenue Bonds,     1/14 at 100.00         AAA        1,025,077
              Series 2004, 5.000%, 1/01/22 - FGIC Insured

       5,000 Macon Water Authority, Georgia, Water and Sewer Revenue      10/11 at 101.00         AA-        5,404,450
              Bonds, Series 2001B, 5.375%, 10/01/18

       1,000 Midgeville, Georgia, Water and Sewerage Revenue Refunding       No Opt. Call         AAA        1,149,230
              Bonds, Series 1996, 6.000%, 12/01/16 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
      25,875 Total Water and Sewer                                                                          28,230,840
----------------------------------------------------------------------------------------------------------------------
   $ 170,190 Total Long-Term Investments (cost $172,963,921) - 96.5%                                       181,654,230
----------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 2.0%
       3,850 Puerto Rico Government Development Bank, Adjustable                                 A-1+        3,850,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (4)
----------------------------------------------------------------------------------------------------------------------
   $   3,850 Total Short-Term Investments (cost $3,850,000)                                                  3,850,000
----------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $176,813,921) - 98.5%                                                 185,504,230
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.5%                                                            2,919,749
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $    188,423,979
             --------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
           (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
           N/R Not rated.
         (ETM) Escrowed to maturity.

----
4

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $176,812,172.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $8,785,340
       Depreciation                                               (93,282)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $8,692,058
     ---------------------------------------------------------------------


----
5

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 4.9%

             Tobacco Settlement Financing Corporation, Louisiana,
             Tobacco Settlement Asset-Backed Bonds, Series 2001B:
   $   3,235  5.500%, 5/15/30                                              5/11 at 101.00         BBB $      3,340,073
       1,000  5.875%, 5/15/39                                              5/11 at 101.00         BBB        1,054,440
----------------------------------------------------------------------------------------------------------------------
       4,235 Total Consumer Staples                                                                          4,394,513
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 6.5%

       2,000 Lafayette Public Trust Financing Authority, Louisiana,       10/12 at 102.00         AAA        2,095,360
              Revenue Bonds, Ragin' Cajun Facilities Inc. Project,
              Series 2002, 5.000%, 10/01/22 - MBIA Insured

       1,675 Louisiana Local Government Environmental Facilities and       8/14 at 100.00         Aaa        1,747,762
              Community Development Authority, Revenue Bonds,
              Southeastern Louisiana University Student Housing
              Facilities Inc., Series 2004A, 5.000%, 8/01/27 - MBIA
              Insured

       2,000 Louisiana Public Facilities Authority, Revenue Bonds,         7/12 at 100.00         AAA        2,075,640
              Tulane University, Series 2002A, 5.125%, 7/01/27 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------------
       5,675 Total Education and Civic Organizations                                                         5,918,762
----------------------------------------------------------------------------------------------------------------------
             Energy - 0.6%

         500 Louisiana Offshore Terminal Authority, Deepwater Port        10/08 at 100.00           A          509,905
              Revenue Refunding Bonds, LOOP Inc. Project, Series 1998,
              5.200%, 10/01/18
----------------------------------------------------------------------------------------------------------------------
             Health Care - 17.1%

       3,400 Louisiana Public Facilities Authority, Health Facilities        No Opt. Call          AA        3,591,420
              Revenue Refunding Bonds, Sisters of Mercy Health System of
              St. Louis Inc., Series 1993A, 5.000%, 6/01/19

       1,800 Louisiana Public Facilities Authority, Hospital Revenue         No Opt. Call         AAA        2,102,490
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 1998A, 5.750%, 7/01/25 - FSA Insured

       2,000 Louisiana Public Facilities Authority, Hospital Revenue       8/15 at 100.00          A+        2,092,260
              Bonds, Franciscan Missionaries of Our Lady Health System,
              Series 2005A, 5.250%, 8/15/32

       2,300 Louisiana Public Facilities Authority, Hospital Revenue       8/09 at 101.00         BBB        2,319,366
              Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29

       1,600 Louisiana Public Facilities Authority, Hospital Revenue       1/08 at 102.00        BBB+        1,565,744
              Refunding Bonds, Lincoln Health System, Series 1998,
              5.150%, 1/01/19

       2,615 Louisiana Public Facilities Authority, Revenue Bonds, Baton   7/14 at 100.00         AAA        2,786,622
              Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
              MBIA Insured

       1,000 Terrebonne Parish Hospital Service District 1, Louisiana,     4/08 at 102.00         AAA        1,039,330
              Hospital Revenue Bonds, Terrebonne General Medical Center,
              Series 1998, 5.375%, 4/01/28 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
      14,715 Total Health Care                                                                              15,497,232
----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.9%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Student   5/11 at 101.00         AAA        1,564,380
              Housing Lease Revenue Bonds, McNeese State University,
              Series 2001, 5.250%, 5/01/33 - MBIA Insured

       1,000 Louisiana Local Government Environmental Facilities and       6/12 at 105.00         Aaa        1,102,760
              Community Development Authority, GNMA Collateralized
              Mortgage Revenue Refunding Bonds, Sharlo Apartments,
              Series 2002A, 6.500%, 6/20/37
----------------------------------------------------------------------------------------------------------------------
       2,500 Total Housing/Multifamily                                                                       2,667,140
----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.8%

       1,110 Calcasieu Parish Public Trust Authority, Louisiana, Single    4/11 at 105.00         Aaa        1,132,244
              Family Mortgage Revenue Refunding Bonds, Series 2001A,
              6.050%, 4/01/32 (Alternative Minimum Tax)

         565 East Baton Rouge Mortgage Finance Authority, Louisiana,      10/07 at 102.00         Aaa          566,147
              GNMA/FNMA Mortgage-Backed Securities Program Family
              Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%,
              10/01/30 (Alternative Minimum Tax)

         445 Jefferson Parish Home Mortgage Authority, Louisiana, Single   6/10 at 105.00         Aaa          448,449
              Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%,
              6/01/32 (Alternative Minimum Tax)

         230 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00         Aaa          230,311
              Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22

----
6

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family (continued)

   $     170 Louisiana Housing Finance Agency, Single Family Mortgage      6/07 at 102.00         Aaa $        170,700
              Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17
              (Alternative Minimum Tax)

         270 Louisiana Housing Finance Agency, Single Family Mortgage      6/10 at 101.00         Aaa          277,822
              Revenue Bonds, Series 2000D-2, 7.050%, 6/01/31
              (Alternative Minimum Tax)

         240 Louisiana Public Facilities Authority, Single Family          8/07 at 102.00         Aaa          244,922
              Mortgage Revenue Refunding Bonds, Series 1997B, 5.750%,
              8/01/31

         280 New Orleans Home Mortgage Authority, Louisiana, Single       12/06 at 102.00         Aaa          285,141
              Family Mortgage Revenue Bonds, Series 1996A, 6.100%,
              12/01/29 (Alternative Minimum Tax)

         370 New Orleans Home Mortgage Authority, Louisiana, Single       12/07 at 102.00         Aaa          375,979
              Family Mortgage Revenue Bonds, Series 1997A, 5.850%,
              12/01/30 (Alternative Minimum Tax)

         470 New Orleans Home Mortgage Authority, Louisiana, Single       12/08 at 101.00         Aaa          474,686
              Family Mortgage Revenue Refunding Bonds, Series 1998B-2,
              5.200%, 12/01/21 (Alternative Minimum Tax)

         720 Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00         Aaa          731,549
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative
              Minimum Tax)

         345 Rapides Finance Authority, Louisiana, GNMA/FNMA               6/08 at 102.00         Aaa          351,703
              Mortgage-Backed Securities Program Single Family Mortgage
              Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26
----------------------------------------------------------------------------------------------------------------------
       5,215 Total Housing/Single Family                                                                     5,289,653
----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 3.4%

       3,000 Louisiana Housing Finance Agency, GNMA Collateralized         9/06 at 102.00         AAA        3,062,760
              Mortgage Revenue Bonds, St. Dominic Assisted Care
              Facility, Series 1995, 6.950%, 9/01/36
----------------------------------------------------------------------------------------------------------------------
             Materials - 1.4%

       1,250 DeSoto Parish, Louisiana, Environmental Improvement Revenue  11/08 at 101.00         BBB        1,282,838
              Bonds, International Paper Company Project, Series 1998A,
              5.600%, 11/01/22 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 19.2%

       1,000 New Orleans, Louisiana, General Obligation Bonds, Series        No Opt. Call         AAA        1,101,840
              1998, 5.500%, 12/01/21 - FGIC Insured

             New Orleans, Louisiana, General Obligation Bonds, Series
             2005:
       2,285  5.000%, 3/01/18 - MBIA Insured                               3/15 at 100.00         AAA        2,430,166
       3,170  5.250%, 12/01/25 - MBIA Insured                             12/15 at 100.00         AAA        3,416,436

       2,000 New Orleans, Louisiana, General Obligation Refunding Bonds,     No Opt. Call         AAA        1,706,980
              Series 1991, 0.000%, 9/01/10 - AMBAC Insured

      13,875 Orleans Parish School Board, Louisiana, General Obligation      No Opt. Call         AAA        8,710,862
              Refunding Bonds, Series 1991, 0.000%, 2/01/15 - FGIC
              Insured
----------------------------------------------------------------------------------------------------------------------
      22,330 Total Tax Obligation/General                                                                   17,366,284
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 26.0%

         335 Ernest N. Morial-New Orleans Exhibition Hall Authority,       7/07 at 100.00         AAA          338,819
              Louisiana, Special Tax Bonds, Series 1996C,
              5.600%, 7/15/25 - MBIA Insured

             Ernest N. Morial-New Orleans Exhibition Hall Authority,
             Louisiana, Special Tax Revenue Bonds, Senior Subordinate
             Series 2003A:
         560  5.250%, 7/15/19 - AMBAC Insured                              7/13 at 100.00         AAA          595,790
       1,000  5.250%, 7/15/22 - AMBAC Insured                                No Opt. Call         AAA        1,058,700

             Ernest N. Morial-New Orleans Exhibition Hall Authority,
             Louisiana, Special Tax Revenue Bonds, Senior Subordinate
             Series 2004:
       2,525  5.000%, 7/15/15 - AMBAC Insured                              7/14 at 101.00         AAA        2,706,649
       2,000  5.000%, 7/15/21 - AMBAC Insured                              7/14 at 101.00         AAA        2,100,000

       1,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/11 at 100.00         AAA        1,034,660
              Special Sales Tax Revenue Bonds, Series 2001, 5.000%,
              12/01/22 - AMBAC Insured

       2,650 Jefferson Sales Tax District, Jefferson Parish, Louisiana,   12/12 at 100.00         AAA        2,803,621
              Special Sales Tax Revenue Refunding Bonds, Series 2002,
              5.250%, 12/01/22 - AMBAC Insured

----
7

Portfolio of Investments (Unaudited)
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
-------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

   $   1,000 Louisiana Local Government Environmental Facilities and       4/15 at 100.00         AAA $      1,059,810
              Community Development Authority, Revenue Bonds, Ascension
              Parish Library Project, Series 2005, 5.250%, 4/01/35 -
              AMBAC Insured

       5,250 Louisiana Local Government Environmental Facilities and         No Opt. Call         AAA        6,001,223
              Community Development Authority, Revenue Bonds, Capital
              Projects and Equipment Acquisition Program, Series 2000A,
              6.300%, 7/01/30 - AMBAC Insured (4)

             Louisiana State Office Facilities Corporation, Lease
             Revenue Bonds, State Capitol Complex Program, Series 1999A:
       1,000  5.250%, 3/01/17 - MBIA Insured                               3/09 at 101.00         AAA        1,043,450
       1,000  5.250%, 3/01/18 - MBIA Insured                               3/09 at 101.00         AAA        1,043,450

       1,000 Louisiana State Office Facilities Corporation, Lease         11/13 at 100.00         AAA        1,047,430
              Revenue Bonds, State Capitol Complex Program, Series 2003,
              5.000%, 11/01/21 - MBIA Insured

       1,000 University of Louisiana System, Lafayette City and Parish,    9/09 at 102.00         AAA        1,086,420
              Lease Revenue Bonds, Cajundome Convention Center, Series
              2000, 6.250%, 9/01/29 - MBIA Insured

       1,500 Virgin Islands Public Finance Authority, Gross Receipts      10/10 at 101.00         BBB        1,646,280
              Taxes Loan Note, Series 1999A, 6.375%, 10/01/19
-------------------------------------------------------------------------------------------------------------------------
      21,820 Total Tax Obligation/Limited                                                                   23,566,302
-------------------------------------------------------------------------------------------------------------------------
             Transportation - 3.0%

         505 New Orleans Aviation Board, Louisiana, Revenue Bonds,        10/07 at 102.00         AAA          517,857
              Series 1997B-1, 5.450%, 10/01/27 - AMBAC Insured
              (Alternative Minimum Tax)

       2,100 Shreveport, Louisiana, Airport System Revenue Bonds, Series   1/08 at 102.00         AAA        2,155,692
              1997A, 5.375%, 1/01/28 - FSA Insured (Alternative Minimum
              Tax)
-------------------------------------------------------------------------------------------------------------------------
       2,605 Total Transportation                                                                            2,673,549
-------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 0.6% (3)

         415 Louisiana Public Facilities Authority, Hospital Revenue      11/06 at 100.00         AAA          466,680
              Refunding Bonds, Southern Baptist Hospital, Series 1986,
              8.000%, 5/15/12 (ETM)
-------------------------------------------------------------------------------------------------------------------------
             Utilities - 6.6%

       1,500 DeSoto Parish, Louisiana, Pollution Control Revenue           9/09 at 102.00         AAA        1,613,820
              Refunding Bonds, Cleco Utility Group Inc. Project, Series
              1999, 5.875%, 9/01/29 - AMBAC Insured

       4,000 Lafayette City and Parish, Louisiana, Utilities Revenue      11/14 at 100.00         AAA        4,335,040
              Bonds, Series 2004, 5.250%, 11/01/20 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
       5,500 Total Utilities                                                                                 5,948,860
-------------------------------------------------------------------------------------------------------------------------
   $  89,760 Total Investments (cost $85,450,342) - 98.0%                                                   88,644,478
-------------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 2.0%                                                            1,833,053
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $     90,477,531
             --------------------------------------------------------------------------------------------------------

           (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
           (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
           (4) The issuer has received a proposed adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
         (ETM) Escrowed to maturity.

----
8

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $85,437,752.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ---------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $3,421,778
       Depreciation                                              (215,052)
     ---------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $3,206,726
     ---------------------------------------------------------------------


----
9

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

   $   3,000 Puerto Rico, The Children's Trust Fund, Tobacco Settlement    5/12 at 100.00         BBB $      3,097,440
              Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 9.9%

       1,550 Appalachian State University, North Carolina, Revenue           No Opt. Call         Aaa        1,735,954
              Bonds, Series 2005, 5.250%, 7/15/17 - MBIA Insured

       1,000 North Carolina Capital Facilities Financing Agency, Revenue   4/13 at 100.00         AAA        1,064,840
              Bonds, Johnson and Wales University, Series 2003A, 5.250%,
              4/01/23 - XLCA Insured

       4,220 North Carolina Educational Facilities Finance Agency,        10/06 at 102.00         Aa1        4,307,945
              Revenue Refunding Bonds, Duke University, Series 1996B,
              5.000%, 10/01/17

       1,035 University of North Carolina System, Pooled Revenue Bonds,   10/12 at 100.00         AAA        1,121,298
              Series 2002B, 5.375%, 4/01/20 - AMBAC Insured

       1,085 University of North Carolina System, Pooled Revenue Bonds,    4/14 at 100.00         Aaa        1,135,453
              Series 2004C, 5.000%, 4/01/29 - AMBAC Insured

             University of North Carolina System, Pooled Revenue
              Refunding Bonds, Series 2002A:
       1,155  5.375%, 4/01/16 - AMBAC Insured                             10/12 at 100.00         AAA        1,254,376
       1,160  5.375%, 4/01/20 - AMBAC Insured                             10/12 at 100.00         AAA        1,256,721

       2,105 University of North Carolina Wilmington, Certificates of      6/16 at 100.00         AAA        2,198,167
              Participation, Student Housing Project Revenue Bonds,
              Series 2006, 5.000%, 6/01/37 - FGIC Insured

       1,025 University of North Carolina, Asheville, General Revenue      6/12 at 100.00         Aaa        1,089,893
              Refunding Bonds, Series 2002A, 5.000%, 6/01/15 - AMBAC
              Insured

         445 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00         AA+          466,347
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20

       1,710 University of North Carolina, Chapel Hill, System Net           No Opt. Call         AA+        1,823,253
              Revenue Bonds, Series 2002B, 5.000%, 12/01/11

             University of North Carolina, Chapel Hill, Utilities System
              Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                No Opt. Call         Aa1        2,802,040
       4,265  0.000%, 8/01/18                                                No Opt. Call         Aa1        2,583,865
       2,750  0.000%, 8/01/20                                                No Opt. Call         Aa1        1,512,968

         785 University of North Carolina, Charlotte, Certificates of      3/15 at 100.00         AAA          833,827
              Participation, Student Housing Project, Series 2005,
              5.000%, 3/01/21 - AMBAC Insured
----------------------------------------------------------------------------------------------------------------------
      28,290 Total Education and Civic Organizations                                                        25,186,947
----------------------------------------------------------------------------------------------------------------------
             Energy - 0.7%

       1,500 Virgin Islands Public Finance Authority, Revenue Bonds,       1/14 at 100.00         BBB        1,654,650
              Refinery Project - Hovensa LLC, Series 2003, 6.125%,
              7/01/22 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Health Care - 12.3%

       3,500 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/07 at 102.00          AA        3,579,345
              Healthcare System Revenue Bonds, DBA Carolina Healthcare
              System, Series 1997A, 5.125%, 1/15/22

         450 Charlotte-Mecklenburg Hospital Authority, North Carolina,     1/15 at 100.00          AA          463,374
              Healthcare System Revenue Bonds, DBA Carolinas Healthcare
              System, Series 2005A, 5.000%, 1/15/45

       5,650 North Carolina Medical Care Commission, FHA-Insured           5/15 at 100.00         AAA        5,910,408
              Mortgage Revenue Bonds, Morehead Memorial Hospital
              Project, Series 2005, 5.000%, 11/01/30 - FSA Insured

       4,000 North Carolina Medical Care Commission, Health System        10/11 at 101.00          AA        4,185,000
              Revenue Bonds, Mission St. Joseph's Health System, Series
              2001, 5.250%, 10/01/31

             North Carolina Medical Care Commission, Healthcare
             Facilities Revenue Bonds, Scotland Memorial Hospital,
             Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured                             10/08 at 102.00          AA          655,625
       1,385  5.500%, 10/01/29 - RAAI Insured                             10/08 at 102.00          AA        1,451,161

       1,055 North Carolina Medical Care Commission, Healthcare            1/12 at 100.00           A        1,112,793
              Facilities Revenue Bonds, Union Regional Medical Center,
              Series 2002A, 5.250%, 1/01/14

       1,750 North Carolina Medical Care Commission, Healthcare Revenue    5/07 at 100.00         AA-        1,761,900
              Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21

----
10

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Health Care (continued)

   $   3,500 North Carolina Medical Care Commission, Hospital Revenue      6/09 at 102.00           A $      3,721,690
              Bonds, Southeastern Regional Medical Center, Series 1999,
              6.250%, 6/01/29

       2,955 North Carolina Medical Care Commission, Revenue Bonds, Blue   1/15 at 100.00         AAA        3,088,950
              Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 -
              FGIC Insured

       1,250 North Carolina Medical Care Commission, Revenue Bonds,       11/14 at 100.00          AA        1,303,962
              Northeast Medical Center, Series 2004, 5.000%, 11/01/24

         600 North Carolina Medical Care Commission, Revenue Bonds,        1/16 at 100.00         N/R          614,118
              Pines at Davidson, Series 2006A, 5.000%, 1/01/36

             Onslow County Hospital Authority, North Carolina, FHA
             Insured Mortgage Revenue Bonds, Onslow Memorial Hospital
             Project, Series 2006:
       1,200  5.000%, 4/01/31 - MBIA Insured                              10/16 at 100.00         AAA        1,259,580
       2,000  5.000%, 10/01/34 - MBIA Insured                             10/16 at 100.00         AAA        2,093,480
----------------------------------------------------------------------------------------------------------------------
      29,920 Total Health Care                                                                              31,201,386
----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 8.0%

       1,175 North Carolina Housing Finance Agency, Home Ownership         7/10 at 100.00         Aaa        1,200,615
              Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%,
              7/01/32 - AMBAC Insured (Alternative Minimum Tax)

         975 North Carolina Housing Finance Agency, Home Ownership         1/09 at 101.00          AA          989,966
              Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%,
              7/01/26 (Alternative Minimum Tax)

       3,040 North Carolina Housing Finance Agency, Home Ownership         1/09 at 100.00          AA        3,111,014
              Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%,
              7/01/26 (Alternative Minimum Tax)

       4,705 North Carolina Housing Finance Agency, Home Ownership         7/09 at 100.00          AA        4,820,743
              Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%,
              7/01/30 (Alternative Minimum Tax)

       1,815 North Carolina Housing Finance Agency, Home Ownership         7/09 at 100.00          AA        1,901,049
              Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%,
              1/01/29 (Alternative Minimum Tax)

       1,455 North Carolina Housing Finance Agency, Home Ownership         7/16 at 100.00          AA        1,455,000
              Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (WI/DD,
              Settling 9/26/06) (Alternative Minimum Tax)

             North Carolina Housing Finance Agency, Single Family
              Revenue Bonds, Series 1994Y:
         545  6.300%, 9/01/15                                              9/06 at 100.00          AA          545,703
         540  6.350%, 3/01/18                                              9/06 at 100.00          AA          540,648

         480 North Carolina Housing Finance Agency, Single Family          9/06 at 101.00          AA          491,251
              Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative
              Minimum Tax)

         980 North Carolina Housing Finance Agency, Single Family          9/06 at 101.00          AA          985,900
              Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative
              Minimum Tax)

       1,865 North Carolina Housing Finance Agency, Single Family          9/06 at 102.00          AA        1,902,431
              Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative
              Minimum Tax)

       1,260 North Carolina Housing Finance Agency, Single Family          3/07 at 101.50          AA        1,285,150
              Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative
              Minimum Tax)

         970 North Carolina Housing Finance Agency, Single Family          3/08 at 101.00          AA          998,984
              Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      19,805 Total Housing/Single Family                                                                    20,228,454
----------------------------------------------------------------------------------------------------------------------
             Industrials - 0.8%

       2,000 North Carolina Capital Facilities Financing Agency, Exempt      No Opt. Call         BBB        1,993,400
              Facilities Revenue Bonds, Waste Management Inc., Series
              2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.1%

         500 North Carolina Medical Care Commission, First Mortgage       11/14 at 100.00         N/R          513,630
              Revenue Bonds, Deerfield Episcopal Retirement Community
              Inc., Series 2004A, 5.000%, 11/01/23
----------------------------------------------------------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Materials - 2.2%

   $   2,195 Gaston County Industrial Facilities and Pollution Control     8/15 at 100.00         N/R $      2,318,447
              Financing Authority, North Carolina, National Gypsum
              Company Project Exempt Facilities Revenue Bonds, Series
              2005, 5.750%, 8/01/35 (Alternative Minimum Tax)

       3,100 Haywood County Industrial Facilities and Pollution Control    9/06 at 102.00        Baa3        3,165,875
              Financing Authority, North Carolina, Pollution Control
              Revenue Refunding Bonds, Champion International
              Corporation, Series 1995, 6.000%, 3/01/20
----------------------------------------------------------------------------------------------------------------------
       5,295 Total Materials                                                                                 5,484,322
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 6.6%

       2,340 Charlotte, North Carolina, General Obligation Bonds, Series   7/12 at 100.00         AAA        2,470,525
              2002A, 5.000%, 7/01/24

       1,875 Cumberland County, North Carolina, General Obligation         2/12 at 101.00         AA-        1,980,131
              School Bonds, Series 2002, 5.000%, 2/01/21

       1,090 Johnston County, North Carolina, General Obligation Bonds,    2/15 at 100.00         AAA        1,203,153
              Series 2005, 5.250%, 2/01/17 - FGIC Insured

             North Carolina, General Obligation Bonds, Series 2004A:
       2,000  5.000%, 3/01/16                                              3/14 at 100.00         AAA        2,160,780
       2,000  5.000%, 3/01/22                                              3/14 at 100.00         AAA        2,129,160

       1,760 North Carolina, General Obligation Bonds, Series 2005A,       3/15 at 100.00         AAA        1,899,322
              5.000%, 3/01/19

             Ramseur, North Carolina, General Obligation Water Refunding
              Bonds, Series 1997:
         120  5.750%, 6/01/18                                              6/07 at 102.00         N/R          123,871
         125  5.750%, 6/01/19                                              6/07 at 102.00         N/R          128,976
         125  5.750%, 6/01/20                                              6/07 at 102.00         N/R          128,920
         130  5.750%, 6/01/21                                              6/07 at 102.00         N/R          134,008
         105  5.750%, 6/01/22                                              6/07 at 102.00         N/R          108,206

       4,000 Wake County, North Carolina, General Obligation Bonds,        5/15 at 100.00         AAA        4,297,880
              Series 2005, 5.000%, 5/01/21
----------------------------------------------------------------------------------------------------------------------
      15,670 Total Tax Obligation/General                                                                   16,764,932
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 26.5%

         270 Asheville, North Carolina, Certificates of Participation,     2/07 at 100.00          A1          270,567
              Series 1992, 6.500%, 2/01/08

       1,150 Buncombe County, North Carolina, Certificates of              4/15 at 100.00         AAA        1,217,816
              Participation, Series 2005, 5.000%, 4/01/22 - AMBAC Insured

       1,470 Burke County, North Carolina, Certificates of                 4/16 at 100.00         AAA        1,564,933
              Participation, Series 2006A, 5.000%, 4/01/22 - AMBAC
              Insured

             Cabarrus County, North Carolina, Certificates of
              Participation, Series 2002:
       1,330  5.250%, 2/01/19                                              2/13 at 100.00         AA-        1,415,785
       3,990  5.000%, 2/01/22                                              2/13 at 100.00         AA-        4,152,991

       3,870 Catawba County, North Carolina, Certificates of               6/15 at 100.00         AAA        4,087,262
              Participation, Series 2005, 5.000%, 6/01/25 - MBIA Insured

       1,400 Charlotte, North Carolina, Certificates of Participation,     6/13 at 100.00         AA+        1,497,846
              Governmental Facilities Projects, Series 2003G, 5.375%,
              6/01/26

       2,500 Charlotte, North Carolina, Certificates of Participation,     6/13 at 100.00         AA+        2,585,875
              Transit Projects, Series 2003A, 5.000%, 6/01/33

       1,750 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,     6/12 at 101.00         AA+        1,839,302
              Series 2002, 5.000%, 6/01/25

       2,255 Dare County, North Carolina, Certificates of Participation,  12/12 at 100.00         AAA        2,435,377
              Series 2002, 5.250%, 6/01/16 - AMBAC Insured

             Fayetteville Finance Corporation, North Carolina,
             Installment Payment Revenue Bonds, Municipal Building
             Project, Series 2005:
       1,990  5.250%, 2/01/17 - MBIA Insured                               2/15 at 100.00         AAA        2,177,080
         910  5.250%, 2/01/19 - MBIA Insured                               2/15 at 100.00         AAA          990,171

       2,000 Hartnett County, North Carolina, Certificates of             12/12 at 101.00         AAA        2,133,560
              Participation, Series 2002, 5.125%, 12/01/23 - FSA Insured

       1,820 Iredell County, North Carolina, Certificates of              10/13 at 100.00         Aaa        1,959,885
              Participation, Public Facilities Project, Series
              2003, 5.250%, 10/01/18 - AMBAC Insured

----
12

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

             Lee County, North Carolina, Certificates of Participation,
             Public Schools and Community College, Series 2004:
   $   1,715  5.250%, 4/01/19 - FSA Insured                                4/14 at 100.00         AAA $      1,850,828
       1,715  5.250%, 4/01/21 - FSA Insured                                4/14 at 100.00         AAA        1,845,271
         715  5.250%, 4/01/22 - FSA Insured                                4/14 at 100.00         AAA          767,860

       4,400 North Carolina Infrastructure Finance Corporation,            2/15 at 100.00         AA+        4,687,056
              Certificates of Participation, Capital Improvements,
              Series 2005A, 5.000%, 2/01/19

             North Carolina Infrastructure Finance Corporation,
             Certificates of Participation, Correctional Facilities,
             Series 2004A:
       2,250  5.000%, 2/01/21                                              2/14 at 100.00         AA+        2,370,218
       1,000  5.000%, 2/01/22                                              2/14 at 100.00         AA+        1,051,470

       3,000 North Carolina Infrastructure Finance Corporation, Lease     11/14 at 100.00         AA+        3,180,270
              Purchase Revenue Bonds, North Carolina Facilities Project,
              Series 2004, 5.000%, 11/01/21

       2,500 North Carolina, Certificates of Participation, Repair and     6/14 at 100.00         AA+        2,633,525
              Renovation Project, Series 2004B, 5.000%, 6/01/20

       1,290 North Carolina, Certificates of Participation, Series 2003,   6/13 at 100.00         AA+        1,369,193
              5.250%, 6/01/22

             Orange County, North Carolina, Certificates of
             Participation, Public Improvement Project, Series 2006A:
       1,080  5.000%, 4/01/20 - AMBAC Insured                              4/16 at 100.00         AAA        1,157,684
       1,105  5.000%, 4/01/21 - AMBAC Insured                              4/16 at 100.00         AAA        1,180,858

             Pitt County, North Carolina, Certificates of Participation,
              School Facilities Project, Series 2004B:
       1,415  5.000%, 4/01/20 - AMBAC Insured                              4/14 at 100.00         AAA        1,496,759
       1,415  5.000%, 4/01/21 - AMBAC Insured                              4/14 at 100.00         AAA        1,492,995
       1,415  5.000%, 4/01/22 - AMBAC Insured                              4/14 at 100.00         AAA        1,490,165

       1,270 Puerto Rico Infrastructure Financing Authority, Special Tax     No Opt. Call         AAA        1,442,352
              Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC
              Insured

       2,000 Puerto Rico Municipal Finance Agency, Series 2005A, 5.000%,   8/15 at 100.00         AAA        2,143,260
              8/01/21 - FSA Insured

       2,000 Puerto Rico Public Buildings Authority, Guaranteed              No Opt. Call         AAA        2,221,320
              Government Facilities Revenue Bonds, Series 2003H, 5.250%,
              7/01/15 - FGIC Insured

       1,330 Randolph County, North Carolina, Certificates of              6/14 at 102.00         AAA        1,428,753
              Participation, Series 2004, 5.000%, 6/01/19 - FSA Insured

       1,000 Rutherford County, North Carolina, Certificates of            9/12 at 101.00         AAA        1,060,160
              Participation, Series 2002, 5.000%, 9/01/21 - AMBAC Insured

         665 Union County, North Carolina, Certificates of                   No Opt. Call         AAA          703,404
              Participation, Series 2003, 5.000%, 6/01/11 - AMBAC Insured

       1,000 Wilmington, North Carolina, Certificates of Participation,    9/14 at 100.00         Aaa        1,075,290
              Series 2004, 5.250%, 9/01/24 - AMBAC Insured

       2,350 Winston-Salem, North Carolina, Certificates of                6/11 at 101.00         AA+        2,478,122
              Participation, Series 2001A, 5.000%, 6/01/20
----------------------------------------------------------------------------------------------------------------------
      63,335 Total Tax Obligation/Limited                                                                   67,455,263
----------------------------------------------------------------------------------------------------------------------
             Transportation - 5.4%

       6,000 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/09 at 101.00         AAA        6,398,279
              1999B, 6.000%, 7/01/28 - MBIA Insured (Alternative Minimum
              Tax)

         900 Charlotte, North Carolina, Airport Revenue Bonds, Series      7/14 at 100.00         AAA          966,510
              2004A, 5.250%, 7/01/24 - MBIA Insured

         710 Piedmont Triad Airport Authority, North Carolina, Airport     7/09 at 101.00         AAA          758,713
              Revenue Bonds, Series 1999B, 6.000%, 7/01/21 - FSA Insured
              (Alternative Minimum Tax)

       2,750 Piedmont Triad Airport Authority, North Carolina, Airport     7/11 at 101.00         AAA        2,937,275
              Revenue Bonds, Series 2001A, 5.250%, 7/01/15 - FSA Insured

       2,445 Raleigh Durham Airport Authority, North Carolina, Airport     5/11 at 101.00         Aaa        2,611,138
              Revenue Bonds, Series 2001A, 5.250%, 11/01/19 - FGIC
              Insured
----------------------------------------------------------------------------------------------------------------------
      12,805 Total Transportation                                                                           13,671,915
----------------------------------------------------------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)                Value
--------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 7.1% (3)

   $      75 Asheville Housing Development Corporation, North Carolina,   11/09 at 100.00         N/R (3) $         84,687
              First Lien Revenue Bonds, Series 1980, 10.500%, 5/01/11
              (Pre-refunded 11/01/09)

       3,000 Charlotte, North Carolina, Certificates of Participation,    12/10 at 101.00         AA+ (3)        3,249,360
              Convention Facilities Project, Series 2000B, 5.500%,
              12/01/25 (Pre-refunded 12/01/10)

       1,675 Charlotte, North Carolina, Certificates of Participation,     6/10 at 101.00         AA+ (3)        1,801,362
              Public Safety Facilities Project, Series 2000D, 5.500%,
              6/01/25 (Pre-refunded 6/01/10)

       4,500 Charlotte, North Carolina, Water and Sewerage System          6/10 at 101.00         AAA            4,800,330
              Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded
              6/01/10)

       4,000 Cumberland County, North Carolina, Hospital Facility         10/09 at 101.00          A- (3)        4,223,680
              Revenue Bonds, Cumberland County Hospital System Inc.,
              Cape Fear Valley Health System, Series 1999, 5.250%,
              10/01/29 (Pre-refunded 10/01/09)

         995 North Carolina Eastern Municipal Power Agency, Power System   1/07 at 100.00         AAA            1,226,487
              Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18
              (ETM)

          10 North Carolina Medical Care Commission, Hospital Revenue        No Opt. Call         AAA               10,396
              Bonds, Memorial Mission Hospital, Series 1979A, 7.625%,
              10/01/08 (ETM)

       2,555 University of North Carolina, Chapel Hill, System Net         6/11 at 100.00         AA+ (3)        2,708,044
              Revenue Bonds, Series 2001A, 5.000%, 12/01/20
              (Pre-refunded 6/01/11)
--------------------------------------------------------------------------------------------------------------------------
      16,810 Total U.S. Guaranteed                                                                              18,104,346
--------------------------------------------------------------------------------------------------------------------------
             Utilities - 10.8%

       5,000 North Carolina Eastern Municipal Power Agency, Power System   1/10 at 101.00         BBB            5,449,750
              Revenue Bonds, Series 1999D, 6.750%, 1/01/26

             North Carolina Eastern Municipal Power Agency, Power System
              Revenue Refunding Bonds, Series 1993B:
       1,540  5.500%, 1/01/17 - FGIC Insured                               1/07 at 100.00         AAA            1,542,156
       5,300  6.000%, 1/01/18 - AMBAC Insured                                No Opt. Call         AAA            6,244,778

       4,165 North Carolina Municipal Power Agency 1, Catawba Electric     1/10 at 101.00          A3            4,521,108
              Revenue Bonds, Series 1999B, 6.500%, 1/01/20

       2,000 North Carolina Municipal Power Agency 1, Catawba Electric     1/13 at 100.00         AAA            2,160,600
              Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC
              Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/14 at 100.00         AAA            2,122,900
              Series 2004PP, 5.000%, 7/01/23 - FGIC Insured

       2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA            2,135,980
              Series 2005RR, 5.000%, 7/01/24 - FGIC Insured

             Shelby, North Carolina, Combined Enterprise System Revenue
              Bonds, Series 2004:
       1,035  5.000%, 5/01/20 - XLCA Insured                               5/14 at 100.00         AAA            1,096,044
         610  5.000%, 5/01/24 - XLCA Insured                               5/14 at 100.00         AAA              641,061

       1,500 Wake County Industrial Facilities and Pollution Control       2/12 at 101.00          A3            1,590,150
              Financing Authority, North Carolina, Revenue Refunding
              Bonds, Carolina Power and Light Company, Series 2002,
              5.375%, 2/01/17
--------------------------------------------------------------------------------------------------------------------------
      25,150 Total Utilities                                                                                    27,504,527
--------------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 6.5%

       1,455 Broad River Water Authority, North Carolina, Water System     6/15 at 100.00         Aaa            1,560,444
              Revenue Bonds, Series 2005, 5.000%, 6/01/18 - XLCA Insured

       1,280 Brunswick County, North Carolina, Enterprise System Revenue   4/14 at 100.00         AAA            1,384,602
              Bonds, Series 2004A, 5.250%, 4/01/23 - FSA Insured

       2,000 Charlotte, North Carolina, Water and Sewerage System          6/11 at 101.00         AAA            2,109,180
              Revenue Bonds, Series 2001, 5.125%, 6/01/26

       2,825 Charlotte, North Carolina, Water and Sewerage System         12/14 at 102.00         AAA            3,051,819
              Revenue Bonds, Series 2005A, 5.000%, 12/01/21

       1,690 Greensboro, North Carolina, Combined Enterprise System        6/15 at 100.00         AA+            1,786,127
              Revenue Bonds, Series 2005A, 5.000%, 6/01/25

             Onslow County, North Carolina, Combined Enterprise System
              Revenue Bonds, Series 2004B:
         515  5.000%, 6/01/23 - XLCA Insured                               6/14 at 100.00         AAA              542,156
       1,030  5.000%, 6/01/24 - XLCA Insured                               6/14 at 100.00         AAA            1,082,921

----
14

   Principal                                                               Optional Call
Amount (000) Description                                                  Provisions (1) Ratings (2)            Value
------------------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

   $   1,000 Orange Water and Sewerage Authority, North Carolina, Water   7/14 at 100.00         AA+ $      1,087,850
              and Sewerage System Revenue Bonds, Series 2004A, 5.250%,
              7/01/20

       2,335 Raleigh, North Carolina, Combined Enterprise System Revenue  3/15 at 100.00         AAA        2,497,516
              Bonds, Series 2005, 5.000%, 3/01/21

       1,330 Union County, North Carolina, Enterprise System Revenue      6/13 at 100.00         AAA        1,381,976
              Bonds, Series 2003A, 5.000%, 6/01/29 - FSA Insured
------------------------------------------------------------------------------------------------------------------------
      15,460 Total Water and Sewer                                                                         16,484,591
------------------------------------------------------------------------------------------------------------------------
   $ 239,540 Total Long-Term Investments (cost $238,527,549) - 98.1%                                      249,345,803
------------------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.7%
       1,900 Puerto Rico Government Development Bank, Adjustable                                A-1+        1,900,000
              Refunding Bonds, Variable Rate Demand Obligations, Series
              1985, 3.290%, 12/01/15 - MBIA Insured (4)
------------------------------------------------------------------------------------------------------------------------
   $   1,900 Total Short-Term Investments (cost $1,900,000)                                                 1,900,000
------------------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $240,427,549) - 98.8%                                                251,245,803
             -------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.2%                                                           2,956,662
             -------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                       $    254,202,465
             -------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            (4) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
            N/R Not rated.
          WI/DD Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $240,319,823.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $10,973,779
       Depreciation                                                (47,799)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $10,925,980
     ----------------------------------------------------------------------


----
15

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND
August 31, 2006


   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Consumer Discretionary - 1.7%

   $   5,825 Maury County Industrial Development Board, Tennessee,         9/06 at 100.00          B- $      5,883,833
              Multi-Modal Interchangeable Rate Pollution Control Revenue
              Refunding Bonds, Saturn Corporation, Series 1994, 6.500%,
              9/01/24
----------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 0.4%

       1,245 South Fulton Industrial Development Board, Tennessee,        10/06 at 101.00         Ba1        1,254,860
              Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%,
              10/01/20 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 1.8%

             Tennessee State School Bond Authority, Higher Educational
             Facilities Second Program Bonds, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured                                5/12 at 100.00         AAA        2,284,559
       2,000  5.125%, 5/01/27 - FSA Insured                                5/12 at 100.00         AAA        2,100,540

       1,500 Tennessee State School Bond Authority, Higher Educational     5/15 at 100.00         AAA        1,590,255
              Facilities Second Program Bonds, Series 2005A, 5.000%,
              5/01/25 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
       5,655 Total Education and Civic Organizations                                                         5,975,354
----------------------------------------------------------------------------------------------------------------------
             Energy - 1.2%

       4,000 Maury County Industrial Development Board, Tennessee, Solid   8/10 at 100.00        BBB+        4,218,280
              Waste Disposal Revenue Bonds, Occidental Petroleum
              Company, Series 2000B, 6.300%, 8/01/18 (Alternative
              Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
             Health Care - 8.6%

       3,060 Blount County, Tennessee, Hospital Revenue Improvement        7/08 at 100.00        Baa1        3,073,066
              Bonds, Blount Memorial Hospital, Series 1998B, 5.125%,
              7/01/19

       3,000 Johnson City Health and Educational Facilities Board,         7/16 at 100.00        BBB+        3,141,780
              Tennessee, Revenue Bonds, Mountain States Health Alliance,
              Series 2006A, 5.250%, 7/01/26

       3,675 Knox County Health, Educational and Housing Facilities        4/12 at 101.00        Baa3        4,012,659
              Board, Tennessee, Hospital Revenue Bonds, Baptist Health
              System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

       1,000 Knox County Health, Educational and Housing Facilities          No Opt. Call         AAA        1,133,990
              Board, Tennessee, Hospital Revenue Bonds, Fort Sanders
              Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 -
              MBIA Insured

       6,195 Knox County Health, Educational and Housing Facilities        4/09 at 101.00        Baa1        6,409,719
              Board, Tennessee, Revenue Bonds, University Health System,
              Inc., Series 1999, 5.625%, 4/01/29

       5,200 Shelby County Health, Educational and Housing Facilities      7/09 at 102.00         N/R        5,450,172
              Board, Tennessee, Revenue Bonds, St. Jude's Children's
              Research Foundation, Series 1999, 5.375%, 7/01/29

             Sullivan County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2003:
       2,000  5.000%, 9/01/15 - RAAI Insured                               9/13 at 100.00          AA        2,117,060
       3,500  5.000%, 9/01/18 - RAAI Insured                               9/13 at 100.00          AA        3,667,860
----------------------------------------------------------------------------------------------------------------------
      27,630 Total Health Care                                                                              29,006,306
----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.5%

             Chattanooga Health, Educational and Housing Facilities
             Board, Tennessee, GNMA Collateralized Housing Revenue
             Bonds, Rainbow Creek Apartments Project, Series 1999:
         415  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00         AAA          437,227
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00         AAA        4,164,299

       3,500 Franklin Industrial Development Board, Tennessee, Senior     10/06 at 102.00         AAA        3,573,500
              Multifamily Housing Revenue Bonds, Landings Apartments
              Project, Series 1996A, 6.000%, 10/01/26 - FSA Insured

             Metropolitan Government of Nashville-Davidson County Health
             and Educational Facilities Board, Tennessee, FHA-Insured
             Housing Revenue Bonds, Herman Street Apartments, Series
             1992:
         250  7.000%, 6/01/17                                             12/06 at 100.00         AAA          251,302
         485  7.250%, 6/01/32                                             12/06 at 100.00         AAA          487,357

       3,485 Metropolitan Government of Nashville-Davidson County Health   3/10 at 102.00         Aaa        3,612,795
              and Educational Facilities Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Bonds,
              Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative
              Minimum Tax)

----
16

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

   $   2,720 Metropolitan Government of Nashville-Davidson County          1/10 at 102.00         Aaa $      2,869,246
              Industrial Development Board, Tennessee, GNMA
              Collateralized Multifamily Housing Revenue Refunding
              Bonds, Valley Forge Apartments, Series 2000A, 6.375%,
              1/20/31
----------------------------------------------------------------------------------------------------------------------
      14,810 Total Housing/Multifamily                                                                      15,395,726
----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.3%

          60 Hamilton County, Tennessee, GNMA Certificates Single Family   9/06 at 100.00         AAA           61,076
              Mortgage Revenue Bonds, Home Purchase and Rehabilitation
              Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum
              Tax)

         330 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00          AA          333,231
              Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum
              Tax)

         410 Tennessee Housing Development Agency, Homeownership Program   1/07 at 102.00          AA          418,942
              Bonds, Series 1996-4A, 6.375%, 7/01/22 (Alternative
              Minimum Tax)

       2,685 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00          AA        2,737,653
              Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum
              Tax)

       1,100 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00          AA        1,139,435
              Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum
              Tax)

       5,170 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00         AAA        5,315,742
              Bonds, Series 2002A, 5.400%, 7/01/32 - FSA Insured
              (Alternative Minimum Tax)

       1,670 Tennessee Housing Development Agency, Homeownership Program   7/13 at 100.00          AA        1,708,193
              Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum
              Tax)

       6,015 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00          AA        6,145,044
              Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
      17,440 Total Housing/Single Family                                                                    17,859,316
----------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.7%

       2,425 Metropolitan Government of Nashville-Davidson County Health   2/08 at 102.00          AA        2,518,920
              and Educational Facilities Board, Tennessee, Health
              Facility Revenue Bonds, Richland Place Inc., Series 1998,
              5.500%, 5/01/23 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 20.5%

             Dickson County, Tennessee, General Obligation Refunding
              Bonds, Series 2002:
       2,250  5.000%, 3/01/17 - FGIC Insured                               3/13 at 102.00         Aaa        2,426,580
       1,000  5.000%, 3/01/19 - FGIC Insured                               3/13 at 102.00         Aaa        1,071,310

       1,365 Greene County, Tennessee, General Obligation Bonds, Series    6/16 at 100.00         Aaa        1,456,605
              2005B, 5.000%, 6/01/22 - MBIA Insured

       3,700 Knoxville County, Tennessee, General Obligation Bonds,          No Opt. Call          AA        4,166,977
              Series 2002, 5.500%, 4/01/15

       6,070 Knoxville, Tennessee, General Obligation Bonds, Series        5/12 at 100.00          AA        6,377,870
              2002A, 5.000%, 5/01/25

       1,000 Lincoln County, Tennessee, General Obligation Refunding         No Opt. Call         Aaa        1,127,370
              Bonds, Series 2001, 5.250%, 4/01/19 - FGIC Insured

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00         Aaa        1,042,740
              Bonds, Series 2001, 5.000%, 4/01/24 - AMBAC Insured

       3,100 Memphis, Tennessee, General Improvement Bonds, Series 2002,  11/10 at 101.00          A1        3,278,746
              5.250%, 11/01/22

       4,655 Memphis, Tennessee, General Obligation Bonds, Series 2003,    5/11 at 101.00          A1        4,905,672
              5.000%, 5/01/20

       3,450 Metropolitan Government of Nashville-Davidson County,         6/14 at 100.00          AA        3,791,412
              Tennessee, General Obligation Bonds, Series 2004, 5.250%,
              6/01/15

       2,000 Metropolitan Government of Nashville-Davidson County,         2/15 at 100.00          AA        2,143,740
              Tennessee, General Obligation Bonds, Series 2005C, 5.000%,
              2/01/19

       6,000 Metropolitan Government of Nashville-Davidson County,         5/07 at 102.00          AA        6,147,600
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

       3,600 Metropolitan Nashville & Davidson Counties, Tennessee,          No Opt. Call          AA        3,804,084
              General Obligation Bonds, Series 2005B, 5.000%, 1/01/11

       2,600 Montgomery County, Tennessee, General Obligation Bonds,       5/14 at 102.00         Aaa        2,835,430
              Series 2004, 5.000%, 5/01/15 - FGIC Insured

----
17

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

   $   1,120 Overton County, Tennessee, General Obligation Bonds, Series     No Opt. Call         Aaa $      1,208,939
              2004, 5.000%, 4/01/14 - MBIA Insured

             Putnam County, Tennessee, General Obligation School
              Refunding Bonds, Series 2001:
       1,000  5.250%, 4/01/18 - FGIC Insured                                 No Opt. Call         Aaa        1,122,350
       2,960  5.250%, 4/01/19 - FGIC Insured                                 No Opt. Call         Aaa        3,333,878
       2,645  5.250%, 4/01/20 - FGIC Insured                                 No Opt. Call         Aaa        2,990,305

       1,205 Roane County, Tennessee, General Obligation Rural School      5/14 at 100.00         Aaa        1,297,424
              Bonds, Series 2004, 5.000%, 5/01/16 - MBIA Insured

       3,500 Shelby County, Tennessee, General Obligation Bonds, Series    4/15 at 100.00         AAA        3,783,745
              2005A, 5.000%, 4/01/17 - AMBAC Insured

       1,645 Smith County, Tennessee, General Obligation Bonds, Series     4/15 at 102.00         Aaa        1,782,489
              2005, 5.000%, 4/01/20 - AMBAC Insured

       1,750 Sullivan County, Tennessee, General Obligation Bonds,         5/15 at 102.00         Aaa        1,917,808
              Series 2004, 5.000%, 5/01/17 - AMBAC Insured

       1,965 Sullivan County, Tennessee, General Obligation Bonds,         4/15 at 102.00         Aaa        2,107,698
              Series 2005, 5.000%, 4/01/24 - AMBAC Insured

       1,000 Williamson County, Tennessee, General Obligation Bonds,       3/13 at 102.00         Aa1        1,078,480
              Rural School, Series 2002, 5.000%, 3/01/17

       1,200 Williamson County, Tennessee, General Obligation Bonds,       5/15 at 100.00         Aa1        1,284,828
              Rural School, Series 2004B, 5.000%, 5/01/20

       1,435 Williamson County, Tennessee, General Obligation Bonds,         No Opt. Call         Aa1        1,577,438
              Rural School, Series 2004, 5.000%, 4/01/18

       1,350 Williamson County, Tennessee, General Obligation Bonds,       5/15 at 100.00         Aa1        1,438,304
              Series 2004B, 5.000%, 5/01/22
----------------------------------------------------------------------------------------------------------------------
      64,565 Total Tax Obligation/General                                                                   69,499,822
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 7.3%

       5,000 Chattanooga Industrial Development Board, Tennessee, Lease   10/10 at 100.00         AAA        5,299,250
              Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 -
              AMBAC Insured

       1,790 Coffee County Public Building Authority, Manchester,          6/13 at 100.00         Aaa        1,951,351
              Tennessee, General Obligation Local Government Improvement
              Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 - AMBAC Insured

      10,000 Memphis-Shelby County Sports Authority, Tennessee, Revenue   11/12 at 100.00         AAA       10,514,001
              Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 -
              AMBAC Insured

       4,000 Metropolitan Government of Nashville-Davidson County Health   6/09 at 100.00         AAA        4,086,200
              and Educational Facilities Board, Tennessee, Revenue
              Refunding and Improvement Bonds, Meharry Medical College,
              Series 1996, 5.000%, 12/01/24 - AMBAC Insured

       2,545 Puerto Rico Infrastructure Financing Authority, Special Tax     No Opt. Call         AAA        2,890,382
              Revenue Bonds, Series 2005C, 5.500%, 7/01/16 - AMBAC
              Insured
----------------------------------------------------------------------------------------------------------------------
      23,335 Total Tax Obligation/Limited                                                                   24,741,184
----------------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%

       2,700 Fayetteville, Tennessee, Revenue Bonds, Broadband             4/08 at 101.00         N/R        2,687,769
              Telecommunications Network, Series 2000, 6.500%, 4/01/20
----------------------------------------------------------------------------------------------------------------------
             Transportation - 3.8%

             Memphis-Shelby County Airport Authority, Tennessee, Airport
              Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 - AMBAC Insured (Alternative Minimum Tax)    3/10 at 101.00         AAA        4,299,800
       1,640  6.125%, 3/01/25 - AMBAC Insured (Alternative Minimum Tax)    3/10 at 101.00         AAA        1,767,887

       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00         AAA        3,930,077
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 - FSA Insured
              (Alternative Minimum Tax)

       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00         AAA        2,953,284
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured
----------------------------------------------------------------------------------------------------------------------
      12,200 Total Transportation                                                                           12,951,048
----------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 20.5% (3)

       7,465 Bristol Health and Educational Facilities Board, Tennessee,     No Opt. Call         AAA        8,119,457
              Hospital Revenue Refunding Bonds, Bristol Memorial
              Hospital, Series 1993, 6.750%, 9/01/10 - FGIC Insured (ETM)

       1,520 Clarksville, Tennessee, Water, Sewer, and Gas Revenue           No Opt. Call         AAA        1,038,069
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16 - MBIA Insured (ETM)

----
18

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)                Value
--------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (3) (continued)

             Johnson City Health and Educational Facilities Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Johnson City Medical Center, Series 1998C:
   $   2,365  5.125%, 7/01/25 - MBIA Insured (ETM)                         1/09 at 101.00         AAA     $      2,456,407
       9,395  5.250%, 7/01/28 - MBIA Insured (ETM)                         1/09 at 101.00         AAA            9,775,591

       7,795 Johnson City Health and Educational Facilities Board,         7/23 at 100.00         AAA            8,076,789
              Tennessee, Hospital Revenue Refunding and Improvement
              Bonds, Johnson City Medical Center, Series 1998C, 5.125%,
              7/01/25 (Pre-refunded 7/01/23) - MBIA Insured

             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20 (Pre-refunded 7/01/10)                       7/10 at 100.00          AA (3)        1,053,550
       3,000  5.125%, 7/01/27 (Pre-refunded 7/01/10)                       7/10 at 100.00          AA (3)        3,160,650

         490 Memphis, Tennessee, General Improvement Bonds, Series        10/07 at 101.00          A1 (3)          502,373
              1999A, 5.000%, 10/01/19 (Pre-refunded 10/01/07)

       4,000 Metropolitan Government of Nashville-Davidson County Health  11/10 at 101.00          A+ (3)        4,485,280
              and Educational Facilities Board, Tennessee, Adventist
              Health System/Sunbelt Obligated Group, Series 2000,
              6.600%, 11/15/30 (Pre-refunded 11/15/10)

       1,015 Metropolitan Government of Nashville-Davidson County Health  10/07 at 105.00         N/R (3)        1,116,104
              and Educational Facilities Board, Tennessee, Revenue
              Bonds, Mur-Ci Homes Inc., Series 1992A, 9.000%, 10/01/22
              (Pre-refunded 10/01/07)

      18,670 Metropolitan Government of Nashville-Davidson County Health     No Opt. Call         Aaa            9,712,507
              and Educational Facilities Board, Tennessee, Subordinate
              Lien Revenue Bonds, Volunteer Healthcare Systems Inc.,
              Series 1988, 0.000%, 6/01/21 (ETM)

             Metropolitan Government of Nashville-Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs,
             Series 2001-II-R52:
       2,350  8.815%, 10/15/17 (Pre-refunded 10/15/11) (IF)               10/11 at 100.00         AA- (3)        2,965,324
       2,480  8.064%, 10/15/18 (Pre-refunded 10/15/11) (IF)               10/11 at 100.00         AA- (3)        3,043,134

             Montgomery County Health, Educational and Housing Board,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Clarksville Regional Health System, Series 1998:
       1,500  5.375%, 1/01/18 (Pre-refunded 1/01/08)                       1/08 at 101.00        Baa2 (3)        1,546,500
       7,500  5.375%, 1/01/28 (Pre-refunded 1/01/08)                       1/08 at 101.00        Baa2 (3)        7,732,500

         245 Puerto Rico Public Finance Corporation, Commonwealth            No Opt. Call         AAA              305,821
              Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC
              Insured (ETM)

             Sullivan County Health, Educational and Housing Facilities
             Board, Tennessee, Hospital Revenue Bonds, Wellmont Health
             System, Series 2002:
       2,345  6.250%, 9/01/22 (Pre-refunded 9/01/12)                       9/12 at 101.00         N/R (3)        2,655,619
       1,405  6.250%, 9/01/22 (Pre-refunded 9/01/12)                       9/12 at 101.00         N/R (3)        1,591,106
--------------------------------------------------------------------------------------------------------------------------
      74,540 Total U.S. Guaranteed                                                                              69,336,781
--------------------------------------------------------------------------------------------------------------------------
             Utilities - 14.2%

       2,000 Clarksville Natural Gas Acquisition Corporation, Tennessee,     No Opt. Call         Aa3            2,154,400
              Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21

       1,830 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call         Aaa            2,035,289
              Refunding Bonds, Series 2002, 5.250%, 2/01/17 - FSA Insured

       7,500 Clarksville, Tennessee, Water, Sewer, and Gas Revenue         2/11 at 100.00         Aaa            7,809,900
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22 - FSA Insured

       1,100 Dickson, Tennessee, Electric System Revenue Bonds, Series     9/12 at 102.00         Aaa            1,180,828
              2002, 5.000%, 9/01/16 - FSA Insured

             Memphis, Tennessee, Subordinate Lien Electric System
             Revenue Bonds, Series 2003A:
       2,000  5.000%, 12/01/14 - MBIA Insured                             12/13 at 100.00         AAA            2,149,160
       2,855  5.000%, 12/01/17 - MBIA Insured                             12/13 at 100.00         AAA            3,041,660

       7,800 Metropolitan Government of Nashville-Davidson County,           No Opt. Call         AAA            6,536,790
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11 - MBIA Insured

       3,000 Metropolitan Government of Nashville-Davidson County,         5/08 at 102.00          AA            3,118,230
              Tennessee, Electric System Revenue Bonds, Series 1998A,
              5.200%, 5/15/23

----
19

Portfolio of Investments (Unaudited)
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
August 31, 2006

   Principal                                                                Optional Call
Amount (000) Description                                                   Provisions (1) Ratings (2)            Value
----------------------------------------------------------------------------------------------------------------------
             Utilities (continued)

   $   9,000 Metropolitan Government of Nashville-Davidson County,         5/11 at 100.00          AA $      9,339,120
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA        5,339,950
              Series 2005RR, 5.000%, 7/01/23 - FGIC Insured

       5,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,    7/15 at 100.00         AAA        5,339,950
              Series 2005SS, 5.000%, 7/01/23 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------
      47,085 Total Utilities                                                                                48,045,277
----------------------------------------------------------------------------------------------------------------------
             Water and Sewer - 7.4%

       1,000 Dickson County Water Authority, Tennessee, Waterworks        12/12 at 100.00         Aaa        1,060,150
              System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC
              Insured

       2,525 Hallsdale-Powell Utility District, Knox County, Tennessee,    4/17 at 100.00         AAA        2,657,158
              Water and Sewer Revenue Bonds, Series 2006, 5.000%,
              4/01/36 (WI/DD, Settling 9/13/06) - FGIC Insured

       1,840 Harpeth Valley Utility District, Davidson and Williamson      9/15 at 100.00         Aaa        1,957,171
              Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%,
              9/01/24 - MBIA Insured

             Harpeth Valley Utility District, Davidson and Williamson
             Counties, Tennessee, Revenue Bonds, Utility Improvements,
             Series 2004:
       1,175  5.000%, 9/01/19 - MBIA Insured                               9/14 at 100.00         Aaa        1,254,606
       1,225  5.000%, 9/01/20 - MBIA Insured                               9/14 at 100.00         Aaa        1,305,140

       3,000 Madison Suburban Utility District, Tennessee, Water Revenue   2/08 at 100.00         AAA        3,048,150
              Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA
              Insured

       5,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00          AA        5,293,750
              Series 2002, 5.000%, 10/01/21

             Rutherford County Consolidated Utility District, Tennessee,
              Waterworks Revenue Bonds, Series 2004:
       1,295  5.000%, 2/01/20 - MBIA Insured                               2/14 at 102.00         Aaa        1,392,060
       1,300  5.000%, 2/01/22 - MBIA Insured                               2/14 at 100.00         Aaa        1,390,064

       2,000 Rutherford County Consolidated Utility District, Tennessee,   2/16 at 100.00         Aaa        2,098,700
              Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 -
              FSA Insured

       2,000 White House Utility District, Robertson and Sumner            1/11 at 100.00         Aaa        2,082,940
              Counties, Tennessee, Water and Sewerage Revenue Refunding
              Bonds, Series 2001, 5.125%, 1/01/26 - FSA Insured

       1,500 Wilson County Water and Wastewater Authority, Tennessee,      3/08 at 102.00        Baa1        1,568,880
              Waterworks Revenue Refunding and Improvement Bonds, Series
              1993, 6.000%, 3/01/14
----------------------------------------------------------------------------------------------------------------------
      23,860 Total Water and Sewer                                                                          25,108,769
----------------------------------------------------------------------------------------------------------------------
   $ 327,315 Total Investments (cost $318,278,491) - 98.7%                                                 334,483,245
----------------------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.3%                                                            4,357,653
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                        $    338,840,898
             --------------------------------------------------------------------------------------------------------

            (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
            (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade. The ratings shown for inverse floating rate investments represent those of the underlying bonds and not the inverse floating rate investments themselves. Inverse floating rate investments likely present greater credit risk to the holders of such investments than to those holders of the underlying bonds.
            (3) Backed by an escrow or trust containing sufficient U.S.
                Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
            N/R Not rated.
          WI/DD  Purchased on a when-issued or delayed delivery basis.
          (ETM) Escrowed to maturity.
           (IF) Inverse floating rate investment.

----
20

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

           At August 31, 2006, the cost of investments was $318,135,138.

           Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

     ----------------------------------------------------------------------
     Gross unrealized:
       Appreciation                                            $16,782,992
       Depreciation                                               (434,885)
     ----------------------------------------------------------------------
     Net unrealized appreciation (depreciation) of investments $16,348,107
     ----------------------------------------------------------------------


----
21

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date October 27, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date October 27, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date October 27, 2006